Label	Element	Value
American Funds Strategic Bond Fund SM
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement July 1, 2019
For the following funds with prospectuses dated August 1, 2018 – June 1, 2019 (each as supplemented to date)
American Funds Strategic Bond FundSM

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Strategic Bond Fund SM
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

1. The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the corresponding tables set forth under such fund’s name below. Except as indicated below each table, footnotes in the prospectus remain unchanged.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Keep this supplement with your prospectus.
American Funds Strategic Bond Fund SM | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.27%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 464
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	663
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	877
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,494
American Funds Strategic Bond Fund SM | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	909
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,984
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	909
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,984
American Funds Strategic Bond Fund SM | Class T
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,361
American Funds Strategic Bond Fund SM | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,186
American Funds Strategic Bond Fund SM | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 831
American Funds Strategic Bond Fund SM | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	320
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 722
American Funds Strategic Bond Fund SM | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 461
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	653
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,460
American Funds Strategic Bond Fund SM | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	541
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	935
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,038
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	541
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	935
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,038
American Funds Strategic Bond Fund SM | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	640
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,417
American Funds Strategic Bond Fund SM | Class 529-T
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 345
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	780
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,429
American Funds Strategic Bond Fund SM | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	402
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 903
American Funds Strategic Bond Fund SM | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	909
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,984
American Funds Strategic Bond Fund SM | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	513
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	888
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,940
American Funds Strategic Bond Fund SM | Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	436
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	757
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,665
American Funds Strategic Bond Fund SM | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,440
American Funds Strategic Bond Fund SM | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,092
American Funds Strategic Bond Fund SM | Class R-5E
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	391
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 879
American Funds Strategic Bond Fund SM | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	342
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 770
American Funds Strategic Bond Fund SM | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1],[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 710

[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least July 1, 2020. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.